License revenue - Narrative (Details) $ in Thousands		3 Months Ended
	Jan. 09, 2023 USD ($)	Mar. 31, 2023 USD ($) performanceObligation	Mar. 31, 2022 USD ($)
Disaggregation of Revenue [Line Items]
Distinct performance obligation | performanceObligation		1
License revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer		$ 1,292	$ 0
License revenue | Cabaletta Bio Inc. (“Cabaletta”)
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 1,200	$ 1,200